SUMMARY OF WARRANT ACTIVITY (Details) - ALTANINE, INC. [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Number of warrants, outstanding	7,500,000
Weighted average remaining life (years), warrants outstanding		9 years 2 months 12 days
Weighted average exercise price, outstanding, beginning	$ 0.40
Number of warrants, issued
Weighted average exercise price, Issued
Number of warrants, exercised (cashless)	(7,500,000)
Weighted average exercise price, exercised (cashless)
Number of warrants, outstanding		7,500,000
Weighted average exercise price, outstanding, ending		$ 0.40
Number of warrants, exercisable
Weighted average exercise price, exercisable